Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations

As of December 31, 2020, the Company's future minimum lease commitments under the Company's charter-in contracts, are as follows:

Year	Amount
2021	$4,525
2022	6,629
2023	6,577
2024	6,496
2025	6,388
2026 and thereafter	30,184
Total	$60,799